Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Other Intangible Assets
Intangible assets and associated amortization expense were as follows at December 31:

millions	2018	2017
Gross carrying amount	$980	$1,013
Accumulated amortization	(139)	(140)
Net carrying amount	$841	$873
Amortization expense	$32	$31